December 9, 2020

Via EDGAR

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0306

Re:	Financial Investors Trust (File No. 811-8194)

Preliminary Proxy Statement on Schedule 14A, filed December 9, 2020

To Whom It May Concern:

On behalf of Financial Investors Trust (the “Trust”), filed herewith are preliminary proxy materials relating to the Trust’s proposed special meeting of shareholders of the Emerald Growth Fund and Emerald Insights Fund, each a series of the Trust (the “Funds”), to be held on February 15, 2021.

At the special meeting, the shareholders will be asked to approve to approve the modification of the fundamental investment restriction regarding industry limitations for the Funds.

The Trust intends to release definitive copies of this preliminary proxy statement to shareholders on or about January 5, 2021.

Please direct any questions or comments regarding the foregoing to Peter H. Schwartz, counsel to the Trust, at (303) 892-7381.

Sincerely,

/s/ Karen S. Gilomen

Karen S. Gilomen
Secretary of Financial Investors Trust

Enclosures

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP